UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class, Initial Class and Class L)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2016
Rating	Percentage of Fund Investments
Aaa	68.68%
Aa1	0.98
Aa2	1.91
Aa3	1.59
A1	3.14
A2	2.58
A3	4.97
Baa1	5.08
Baa2	5.15
Baa3	2.04
Ba1	0.25
Not Rated	0.94
Short Term Investments	2.69
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,052.10	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.75
Initial Class
Actual	$1,000.00	$1,050.10	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.51
Class L
Actual	$1,000.00	$1,049.00	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.77
* Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class, 0.50% for the Initial Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.33%
$2,500,000	Ford Credit Auto Owner Trust(a) Series 2015-2 Class A 2.44%, 01/15/2027	$ 2,567,848
197,997	Honda Auto Receivables Owner Trust Series 2013-4 Class A3 0.69%, 09/18/2017	197,905
650,000	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	653,263
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	505,237
TOTAL ASSET-BACKED SECURITIES — 0.33% (Cost $3,848,365)		$ 3,924,253
CORPORATE BONDS AND NOTES
Basic Materials — 0.87%
1,000,000	Airgas Inc 3.05%, 08/01/2020	1,040,833
1,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(a) 1.70%, 05/01/2018	997,702
1,000,000	Eastman Chemical Co 3.80%, 03/15/2025	1,056,881
1,000,000	EI du Pont de Nemours & Co(b) 4.90%, 01/15/2041	1,107,513
1,000,000	FMC Corp 5.20%, 12/15/2019	1,082,560
1,000,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	1,024,101
1,000,000	International Paper Co 3.65%, 06/15/2024	1,057,455
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,340,627
500,000	Mosaic Co 5.45%, 11/15/2033	552,966
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,022,335
		10,282,973
Communications — 2.13%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,357,148
1,000,000	6.65%, 11/15/2037	1,311,397
	AT&T Inc
1,000,000	1.75%, 01/15/2018	1,005,443
500,000	6.15%, 09/15/2034	584,684
1,000,000	5.35%, 09/01/2040	1,093,892
1,000,000	CBS Corp 3.70%, 08/15/2024	1,044,316
Principal Amount		Fair Value
Communications — (continued)
	Comcast Corp
$1,000,000	4.25%, 01/15/2033	$ 1,103,365
1,000,000	4.65%, 07/15/2042	1,147,516
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	752,944
3,300,000	Motorola Solutions Inc 3.50%, 03/01/2023	3,185,731
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,111,024
1,098,000	Sky PLC(a) 9.50%, 11/15/2018	1,282,314
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,123,368
1,000,000	5.35%, 12/15/2043	1,145,618
1,000,000	4.85%, 07/15/2045	1,087,269
	Verizon Communications Inc
1,000,000	4.15%, 03/15/2024	1,103,164
1,774,000	4.27%, 01/15/2036	1,815,533
2,000,000	3.85%, 11/01/2042	1,880,918
1,000,000	Viacom Inc(b) 3.88%, 04/01/2024	1,015,699
1,000,000	Walt Disney Co 4.13%, 12/01/2041	1,139,378
		25,290,721
Consumer, Cyclical — 2.44%
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	1,025,713
1,000,000	CVS Health Corp(b) 2.13%, 06/01/2021	1,012,297
2,499,992	CVS Pass Through Trust 6.04%, 12/10/2028	2,836,913
1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	1,027,902
2,000,000	Ford Motor Credit Co LLC 2.02%, 05/03/2019	2,017,018
	General Motors Financial Co Inc
1,000,000	2.40%, 05/09/2019	1,002,786
1,000,000	3.70%, 05/09/2023	1,005,195
1,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	1,030,442
1,000,000	Home Depot Inc 4.40%, 03/15/2045	1,158,784
	Johnson Controls Inc
1,000,000	3.63%, 07/02/2024	1,056,857
1,000,000	4.63%, 07/02/2044	1,056,245
1,000,000	Kohl's Corp(b) 4.25%, 07/17/2025	1,002,733
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	1,069,000
500,000	Mattel Inc(b) 4.35%, 10/01/2020	536,953
1,000,000	PACCAR Inc 2.50%, 08/14/2020	1,028,591
2,000,000	Under Armour Inc 3.25%, 06/15/2026	2,019,370
871,542	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	919,478
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$1,000,000	Volkswagen Group of America Finance LLC(a) 1.25%, 05/23/2017	$ 998,582
1,000,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	1,026,540
	Wal-Mart Stores Inc
500,000	6.20%, 04/15/2038	707,612
1,000,000	4.00%, 04/11/2043	1,110,005
	Whirlpool Corp
529,000	4.85%, 06/15/2021	592,993
1,000,000	3.70%, 05/01/2025	1,063,907
598,000	5.15%, 03/01/2043	673,063
1,000,000	4.50%, 06/01/2046	1,047,414
1,000,000	WW Grainger Inc 3.75%, 05/15/2046	1,025,652
		29,052,045
Consumer, Non-Cyclical — 4.55%
	AbbVie Inc
500,000	1.80%, 05/14/2018	503,510
500,000	2.50%, 05/14/2020	511,162
500,000	4.50%, 05/14/2035	522,582
	Actavis Funding SCS
500,000	2.35%, 03/12/2018	506,815
500,000	3.45%, 03/15/2022	519,280
500,000	4.55%, 03/15/2035	513,861
	Aetna Inc
2,000,000	1.90%, 06/07/2019	2,025,980
1,000,000	4.38%, 06/15/2046	1,038,498
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	565,905
500,000	Altria Group Inc 2.85%, 08/09/2022	523,714
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,404,527
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	620,737
	Anheuser-Busch InBev Finance Inc
1,500,000	3.65%, 02/01/2026	1,606,869
1,000,000	4.90%, 02/01/2046	1,171,842
1,000,000	Archer-Daniels-Midland Co 4.02%, 04/16/2043	1,070,362
1,000,000	AstraZeneca PLC 2.38%, 11/16/2020	1,026,019
	Becton Dickinson & Co
1,340,000	2.68%, 12/15/2019	1,378,233
1,000,000	4.69%, 12/15/2044	1,126,578
1,000,000	Biogen Inc 2.90%, 09/15/2020	1,042,157
1,000,000	Campbell Soup Co 3.30%, 03/19/2025	1,051,155
1,000,000	Cardinal Health Inc 1.95%, 06/15/2018	1,011,590
500,000	Celgene Corp 2.88%, 08/15/2020	517,065
1,000,000	Coca-Cola Refreshments USA Inc 7.00%, 10/01/2026	1,356,047
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	1,038,141
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$1,250,000	Dr Pepper Snapple Group Inc 2.60%, 01/15/2019	$ 1,281,005
1,000,000	Eli Lilly & Co 3.70%, 03/01/2045	1,065,070
	Express Scripts Holding Co
670,000	2.25%, 06/15/2019	680,892
1,000,000	4.80%, 07/15/2046	998,666
1,000,000	Gilead Sciences Inc 2.55%, 09/01/2020	1,039,089
1,000,000	HJ Heinz Co(a) 3.95%, 07/15/2025	1,087,278
750,000	Ingredion Inc 4.63%, 11/01/2020	822,802
	JM Smucker Co
2,000,000	3.50%, 03/15/2025	2,159,724
1,000,000	4.25%, 03/15/2035	1,085,652
1,000,000	Kraft Heinz Foods Co(a) 4.38%, 06/01/2046	1,057,522
2,000,000	McKesson Corp 3.80%, 03/15/2024	2,165,388
	Medtronic Inc
500,000	2.50%, 03/15/2020	518,557
500,000	3.50%, 03/15/2025(b)	545,062
500,000	4.63%, 03/15/2045	587,945
1,000,000	Merck & Co Inc(b) 3.70%, 02/10/2045	1,059,666
	Molson Coors Brewing Co
1,000,000	3.00%, 07/15/2026	999,014
1,000,000	4.20%, 07/15/2046	1,004,276
1,000,000	Moody's Corp 4.50%, 09/01/2022	1,111,761
1,000,000	Mylan NV(a) 2.50%, 06/07/2019	1,013,278
1,000,000	PepsiCo Inc 4.00%, 03/05/2042	1,074,152
500,000	Philip Morris International Inc 4.13%, 03/04/2043	536,302
1,000,000	Procter & Gamble Co 2.30%, 02/06/2022	1,039,992
	Quest Diagnostics Inc
1,000,000	2.70%, 04/01/2019	1,025,604
1,755,000	4.70%, 03/30/2045	1,836,951
1,000,000	Roche Holdings Inc(a) 2.25%, 09/30/2019	1,029,038
1,000,000	Sysco Corp 1.90%, 04/01/2019	1,012,026
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,284,530
1,000,000	5.95%, 04/01/2037	1,331,503
1,000,000	Zimmer Biomet Holdings Inc 2.00%, 04/01/2018	1,008,356
		54,113,730
Energy — 2.68%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,090,731
1,000,000	BP Capital Markets PLC(b) 3.81%, 02/10/2024	1,071,314
1,000,000	Cameron International Corp 1.40%, 06/15/2017	1,000,472
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Cimarex Energy Co 4.38%, 06/01/2024	$ 522,872
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,164,440
2,000,000	Enterprise Products Operating LLC(c) 8.38%, 08/01/2066	1,762,100
500,000	EQT Corp 8.13%, 06/01/2019	550,846
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	1,031,046
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	541,539
1,574,000	FMC Technologies Inc 2.00%, 10/01/2017	1,563,161
	Halliburton Co
1,000,000	3.50%, 08/01/2023	1,037,263
1,000,000	5.00%, 11/15/2045	1,099,883
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,015,858
1,461,600	Kern River Funding Corp(a) 4.89%, 04/30/2018	1,548,846
500,000	Kinder Morgan Energy Partners LP 4.70%, 11/01/2042	450,467
1,000,000	Magellan Midstream Partners LP 5.65%, 10/15/2016	1,011,772
	Marathon Petroleum Corp
1,000,000	2.70%, 12/14/2018	1,022,454
1,000,000	4.75%, 09/15/2044	852,727
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	546,032
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	558,738
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,300,826
1,000,000	Phillips 66 4.65%, 11/15/2034	1,065,995
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	939,096
500,000	4.30%, 01/31/2043	401,468
	Statoil ASA
1,600,000	3.13%, 08/17/2017	1,638,536
1,000,000	2.45%, 01/17/2023	1,012,414
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,041,783
	TransCanada PipeLines Ltd
1,000,000	1.63%, 11/09/2017	1,002,398
1,680,000	3.75%, 10/16/2023	1,798,573
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,052,821
	Valero Energy Corp
500,000	6.13%, 06/15/2017	519,879
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	7.50%, 04/15/2032	$ 595,248
		31,811,598
Financial — 8.78%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	995,000
717,391	ALEX Alpha LLC 1.62%, 08/15/2024	718,378
1,000,000	American Express Co 8.15%, 03/19/2038	1,467,609
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,010,639
1,000,000	2.25%, 08/15/2019	1,020,818
	Bank of America Corp
500,000	5.75%, 12/01/2017	529,221
1,000,000	2.00%, 01/11/2018	1,006,393
1,000,000	1.75%, 06/05/2018	1,006,669
1,000,000	2.60%, 01/15/2019	1,023,269
2,000,000	3.30%, 01/11/2023	2,058,294
500,000	5.88%, 02/07/2042	631,132
1,000,000	Bank of Montreal 1.40%, 04/10/2018	1,004,419
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,020,391
2,000,000	3.65%, 02/04/2024	2,187,478
	Bank of Nova Scotia
1,000,000	1.30%, 07/21/2017	1,001,817
1,000,000	1.70%, 06/11/2018	1,009,210
2,312,522	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,900,660
2,129,981	Caledonia Generating LLC(a) 1.95%, 02/28/2022	2,136,371
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,113,137
1,000,000	Capital One NA 2.35%, 08/17/2018	1,013,974
	Citigroup Inc
1,000,000	2.05%, 06/07/2019	1,006,883
1,000,000	3.40%, 05/01/2026	1,025,349
500,000	6.63%, 01/15/2028	633,605
1,000,000	4.65%, 07/30/2045	1,098,929
2,239,963	Durrah MSN 35603 1.68%, 01/22/2025	2,246,176
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,059,019
1,000,000	Fifth Third Bank 2.15%, 08/20/2018	1,015,620
	Goldman Sachs Group Inc
2,500,000	6.15%, 04/01/2018	2,693,737
1,000,000	2.75%, 09/15/2020	1,020,745
1,000,000	5.25%, 07/27/2021	1,128,482
1,000,000	3.50%, 01/23/2025	1,027,508
1,000,000	6.25%, 02/01/2041	1,294,104
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	4,002,456
240,000	Guardian Life Global Funding(a) 2.00%, 04/26/2021	243,158
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	$ 1,073,442
	JPMorgan Chase & Co
500,000	6.00%, 01/15/2018	534,736
1,000,000	2.75%, 06/23/2020	1,030,432
1,000,000	4.35%, 08/15/2021	1,100,135
1,000,000	3.20%, 01/25/2023	1,036,526
1,000,000	2.70%, 05/18/2023	1,010,170
1,000,000	5.50%, 10/15/2040	1,251,756
	KFW
1,000,000	4.38%, 03/15/2018	1,059,891
1,000,000	1.88%, 04/01/2019	1,026,727
2,000,000	1.50%, 04/20/2020	2,030,642
500,000	2.75%, 09/08/2020	532,072
2,000,000	2.00%, 10/04/2022	2,062,890
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017	509,516
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,023,178
500,000	Lincoln National Corp 6.25%, 02/15/2020	562,157
1,000,000	Markel Corp 3.63%, 03/30/2023	1,033,539
2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	3,456,774
745,000	Metropolitan Life Global Funding I(a) 3.65%, 06/14/2018	778,642
	Morgan Stanley
1,500,000	6.63%, 04/01/2018	1,625,659
500,000	5.63%, 09/23/2019	554,754
1,000,000	5.50%, 07/28/2021	1,141,875
1,000,000	3.70%, 10/23/2024	1,046,374
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,026,337
1,000,000	New York Life Global Funding(a) 1.55%, 11/02/2018	1,009,283
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	683,183
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,118,003
	PNC Financial Services Group Inc
1,000,000	1.85%, 07/20/2018	1,011,053
1,000,000	2.60%, 07/21/2020	1,035,537
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	2,012,496
500,000	Protective Life Corp 8.45%, 10/15/2039	699,602
	Royal Bank of Canada
1,000,000	2.15%, 03/15/2019	1,021,642
3,000,000	2.50%, 01/19/2021	3,099,780
	S&P Global Inc
1,000,000	2.50%, 08/15/2018	1,020,606
1,000,000	4.40%, 02/15/2026	1,122,351
2,184,083	Santa Rosa Leasing LLC 1.47%, 11/03/2024	2,171,890
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	State Street Corp 2.55%, 08/18/2020	$ 1,037,710
250,000	Susa Partnership LP 7.50%, 12/01/2027	352,567
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	679,228
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	1,003,728
2,000,000	2.13%, 07/02/2019	2,047,152
1,455,666	Union 13 Leasing LLC 1.68%, 12/19/2024	1,459,305
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,290,315
1,000,000	3.00%, 03/15/2022	1,063,601
	Visa Inc
1,000,000	2.80%, 12/14/2022	1,054,988
1,000,000	4.30%, 12/14/2045	1,157,745
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	1,021,531
1,000,000	3.00%, 01/22/2021	1,044,902
1,000,000	3.55%, 09/29/2025	1,065,740
1,500,000	3.00%, 04/22/2026	1,529,026
500,000	5.38%, 02/07/2035	609,225
1,000,000	3.90%, 05/01/2045	1,049,621
		104,330,684
Industrial — 3.57%
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,062,937
2,000,000	BAE Systems Finance Inc(a) 7.50%, 07/01/2027	2,727,978
	Brambles USA Inc(a)
750,000	5.35%, 04/01/2020	832,925
2,000,000	4.13%, 10/23/2025	2,145,240
580,100	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	626,591
1,000,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	1,220,473
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	1,054,750
407,000	2.25%, 11/15/2022	413,460
1,000,000	3.50%, 11/15/2042	992,000
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,204,541
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,161,375
1,000,000	Federal Express Corp 4.55%, 04/01/2046	1,085,095
487,468	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	520,372
500,000	FLIR Systems Inc 3.13%, 06/15/2021	513,850
750,000	Flowserve Corp 3.50%, 09/15/2022	773,115
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$1,000,000	General Electric Capital Corp 6.75%, 03/15/2032	$ 1,403,451
1,000,000	Hexcel Corp 4.70%, 08/15/2025	1,065,387
1,300,000	JB Hunt Transport Services Inc 2.40%, 03/15/2019	1,313,584
500,000	Kennametal Inc 3.88%, 02/15/2022	509,096
500,000	Lennox International Inc 4.90%, 05/15/2017	511,887
1,000,000	Lockheed Martin Corp 3.80%, 03/01/2045	1,022,603
1,000,000	Martin Marietta Materials Inc(c) 1.73%, 06/30/2017	996,847
1,000,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	995,665
1,000,000	Northrop Grumman Corp 3.85%, 04/15/2045	1,041,036
	Parker-Hannifin Corp
1,267,000	3.50%, 09/15/2022	1,390,971
1,000,000	4.20%, 11/21/2034	1,122,248
2,090,000	Pentair Finance SA 2.90%, 09/15/2018	2,111,172
2,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	2,408,549
	Siemens Financieringsmaatschappij NV(a)
1,000,000	2.15%, 05/27/2020	1,022,833
1,000,000	4.40%, 05/27/2045	1,159,386
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,031,357
1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	1,042,457
1,166,000	Union Pacific Corp 4.16%, 07/15/2022	1,312,208
874,519	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	1,027,981
377,345	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	461,593
	United Technologies Corp
1,000,000	1.78%, 05/04/2018(e)	1,008,984
1,000,000	4.50%, 06/01/2042	1,145,311
1,000,000	Waste Management Inc 2.40%, 05/15/2023	1,016,104
		42,455,412
Technology — 0.84%
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
500,000	3.48%, 06/01/2019	512,205
500,000	6.02%, 06/15/2026	521,243
500,000	8.10%, 07/15/2036	539,024
1,000,000	Fidelity National Information Services Inc 2.85%, 10/15/2018	1,026,287
Principal Amount		Fair Value
Technology — (continued)
	Intel Corp
$1,000,000	2.45%, 07/29/2020	$ 1,039,923
1,000,000	4.10%, 05/19/2046	1,039,707
1,000,000	International Business Machines Corp(b) 4.00%, 06/20/2042	1,059,064
1,000,000	Microsoft Corp 4.45%, 11/03/2045	1,127,650
	Oracle Corp
1,000,000	1.90%, 09/15/2021	1,003,673
1,000,000	4.30%, 07/08/2034	1,063,524
1,000,000	QUALCOMM Inc 2.25%, 05/20/2020	1,027,817
		9,960,117
Utilities — 1.68%
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	1,010,210
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,115,060
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	1,055,840
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,318,195
853,541	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	947,003
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,056,465
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	1,072,818
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	588,737
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	573,935
1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	1,577,958
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	616,648
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,132,441
1,000,000	Oncor Electric Delivery Co LLC 7.50%, 09/01/2038	1,458,177
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	528,787
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,124,088
1,000,000	4.05%, 05/01/2045	1,128,332
1,000,000	4.15%, 11/01/2045	1,133,085
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	557,780
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,182,856
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Union Electric Co 8.45%, 03/15/2039	$ 832,442
		20,010,857
TOTAL CORPORATE BONDS AND NOTES — 27.54% (Cost $313,751,310)		$ 327,308,137
FOREIGN GOVERNMENT BONDS AND NOTES
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017	1,001,620
1,000,000	1.63%, 02/27/2019	1,021,709
	European Investment Bank
1,000,000	1.00%, 06/15/2018	1,002,424
1,000,000	1.75%, 06/17/2019	1,021,210
1,000,000	2.88%, 09/15/2020	1,066,848
1,000,000	2.13%, 10/15/2021(b)	1,035,804
1,000,000	Inter-American Development Bank(b) 1.75%, 10/15/2019	1,022,111
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017(b)	2,009,540
1,000,000	7.63%, 01/19/2023	1,382,364
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,258,880
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017(b)	1,536,750
1,000,000	5.95%, 03/19/2019	1,117,000
500,000	5.13%, 01/15/2020	555,000
1,000,000	3.50%, 01/21/2021(b)	1,055,000
1,500,000	6.75%, 09/27/2034	2,028,750
	Province of British Columbia Canada
1,000,000	2.65%, 09/22/2021	1,065,215
2,000,000	2.25%, 06/02/2026	2,050,314
1,000,000	7.25%, 09/01/2036	1,638,630
	Province of Manitoba Canada
2,000,000	2.05%, 11/30/2020	2,054,850
2,000,000	2.13%, 06/22/2026	1,988,186
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	3,040,662
1,000,000	4.40%, 04/14/2020	1,113,455
2,000,000	3.20%, 05/16/2024	2,180,748
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.80% (Cost $31,940,308)		$ 33,247,070
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.08%
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,080,581
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,721,480	JP Morgan Mortgage Trust(a)(c) Series 2014-5 Class A1 3.00%, 10/25/2029	$ 1,775,679
2,000,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	2,159,547
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	4,157,618
685,329	Wells Fargo Commercial Mortgage Trust(a) Series 2010-C1 Class A1 3.35%, 11/15/2043	709,064
	WFRBS Commercial Mortgage Trust
	Series 2013-C11 Class A2
1,000,000	2.03%, 03/15/2045	1,003,375
	Series 2013-C11 Class A3
1,885,000	2.70%, 03/15/2045	1,946,154
		12,832,018
U.S. Government Agency — 27.12%
	Federal Home Loan Mortgage Corp
11,000,000	3.50%, TBA	11,596,407
18,752	5.00%, 12/01/2017	19,236
21,361	5.50%, 02/01/2018	21,943
19,380	5.00%, 04/01/2018	19,886
48,248	5.00%, 08/01/2018	49,524
30,183	5.00%, 09/01/2018	31,214
138,257	4.50%, 04/01/2020	144,078
42,668	5.00%, 12/01/2020	45,407
66,471	4.00%, 01/01/2021	68,889
52,896	5.00%, 04/01/2021	56,154
24,100	5.00%, 05/01/2021	25,654
35,766	5.50%, 05/01/2021	38,429
72,611	5.50%, 06/01/2022	78,894
1,085,148	2.50%, 11/01/2022	1,124,426
16,965	5.00%, 03/01/2023	18,264
228,166	5.00%, 09/01/2024	254,008
374,007	4.50%, 10/01/2024	397,630
126,546	4.00%, 02/01/2025	134,338
1,116,852	4.00%, 05/01/2026	1,190,086
384,263	3.50%, 08/01/2026	410,087
17,311	7.50%, 05/01/2027	20,638
2,944,206	3.00%, 02/01/2029	3,108,184
15,793	6.50%, 04/01/2029	18,143
2,702,513	2.50%, 02/01/2030	2,801,423
631,590	3.50%, 03/01/2030	669,748
1,117,074	3.00%, 05/01/2030	1,176,563
2,793	7.50%, 08/01/2030	3,456
727,505	3.50%, 04/01/2032	779,666
204,799	6.50%, 11/01/2032	235,269
211,956	5.50%, 06/01/2033	239,525
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 92,750	4.50%, 08/01/2033	$ 101,524
37,994	5.00%, 02/01/2034	42,387
1,190,205	4.00%, 06/01/2034	1,286,716
42,307	5.00%, 07/01/2034	46,818
184,522	5.00%, 09/01/2035	205,328
48,510	6.00%, 03/01/2036	55,656
33,164	6.00%, 04/01/2036	38,193
196,481	5.00%, 06/01/2036	218,431
1,211,345	6.50%, 10/01/2036	1,480,199
384,846	5.50%, 10/01/2037	434,767
40,952	5.50%, 11/01/2037	46,086
66,883	5.50%, 12/01/2037	74,647
347,102	5.00%, 12/01/2039	388,328
854,570	5.00%, 02/01/2040	954,835
702,045	5.00%, 05/01/2040	775,485
240,421	4.50%, 07/01/2040	263,238
419,511	5.00%, 08/01/2040	465,737
614,058	4.00%, 10/01/2040	660,149
649,041	4.00%, 11/01/2040	699,697
1,476,444	4.00%, 01/01/2041	1,587,325
2,615,521	4.00%, 02/01/2041	2,842,636
504,216	4.00%, 04/01/2041	542,064
722,498	4.50%, 07/01/2041	793,375
1,371,605	3.50%, 11/01/2041	1,448,997
1,111,627	3.50%, 02/01/2042	1,174,353
1,335,789	3.50%, 03/01/2042	1,411,029
835,009	4.00%, 03/01/2042	897,982
939,063	3.50%, 07/01/2042	991,663
1,544,931	3.50%, 08/01/2042	1,631,122
1,485,496	3.00%, 09/01/2042	1,533,233
1,311,399	3.50%, 11/01/2042	1,384,372
785,508	3.50%, 03/01/2043	831,765
1,112,109	3.50%, 05/01/2043	1,182,986
3,358,363	3.00%, 09/01/2043	3,488,254
739,831	4.00%, 10/01/2043	797,738
2,071,288	4.00%, 11/01/2043	2,246,907
575,504	4.50%, 11/01/2043	630,025
1,509,142	4.00%, 01/01/2044	1,618,062
1,917,641	4.00%, 09/01/2044	2,052,058
2,661,959	4.00%, 10/01/2044	2,881,441
3,882,754	4.50%, 10/01/2044	4,234,476
2,628,334	3.50%, 11/01/2044	2,804,087
1,743,688	3.50%, 03/01/2045	1,839,710
4,031,487	3.00%, 04/01/2045	4,183,334
2,398,672	4.00%, 04/01/2045	2,572,578
1,402,596	3.00%, 05/01/2045	1,455,425
1,417,204	3.00%, 06/01/2045	1,470,583
2,176,455	3.00%, 08/01/2045	2,264,195
1,883,961	3.50%, 10/01/2045	1,990,666
2,898,713	3.50%, 12/01/2045	3,062,603
1,082,872	4.00%, 12/01/2045	1,159,054
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,000,000	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(c) Series 2012-K501 Class B 3.42%, 11/25/2046	$ 1,002,995
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K715 Class A2
1,620,000	2.86%, 01/25/2021	1,720,381
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,057,422
	Series K036 Class A1
2,049,450	2.78%, 04/25/2023	2,159,964
	Series K045 Class A1
483,615	2.49%, 11/25/2024	506,270
	Federal National Mortgage Association
10,790	6.00%, 07/01/2017	10,966
13,767	5.00%, 06/01/2018	14,134
46,197	4.00%, 04/01/2019	47,856
20,029	5.00%, 10/01/2020	20,913
16,271	8.00%, 11/01/2022	17,762
442,263	4.50%, 05/01/2024	476,152
163,494	4.00%, 02/01/2025	174,284
2,103,945	3.50%, 12/01/2025	2,231,194
612,891	4.00%, 01/01/2026	653,491
878,615	3.50%, 02/01/2026	931,767
812,434	3.00%, 12/01/2026	853,180
1,622,254	3.00%, 02/01/2027	1,707,468
2,003,627	3.00%, 04/01/2027	2,104,670
1,790,229	2.50%, 09/01/2027	1,853,335
2,306,523	2.50%, 02/01/2028	2,393,800
3,468,989	2.50%, 06/01/2028	3,599,880
85,933	6.00%, 01/01/2029	100,905
1,099,106	3.00%, 03/01/2029	1,159,176
590,779	3.50%, 09/01/2029	630,816
477,747	2.50%, 02/01/2030	495,389
448,823	2.50%, 06/01/2030	464,788
665,491	4.00%, 09/01/2030	720,700
1,872,654	3.00%, 10/01/2030	1,970,845
140,030	8.00%, 10/01/2030	163,638
1,735,927	3.50%, 01/01/2031	1,842,817
1,962,819	3.00%, 02/01/2031	2,065,191
1,837,293	4.50%, 08/01/2031	2,021,497
609,761	3.50%, 01/01/2032	649,385
98,384	6.50%, 06/01/2032	113,219
68,108	7.00%, 07/01/2032	83,493
129,376	6.50%, 08/01/2032	148,884
744,685	5.50%, 03/01/2033	844,408
99,654	5.50%, 05/01/2033	114,316
1,141,652	3.00%, 08/01/2033	1,203,498
102,017	5.00%, 09/01/2033	113,839
83,690	5.50%, 01/01/2034	94,802
697,814	4.00%, 02/01/2034	755,650
394,550	5.50%, 03/01/2034	452,482
407,032	5.50%, 05/01/2034	461,724
118,269	5.50%, 02/01/2035	134,064
254,851	6.00%, 02/01/2035	293,634
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,227,021	3.00%, 03/01/2035	$ 1,290,135
1,342,261	5.00%, 05/01/2035	1,495,248
27,195	5.00%, 07/01/2035	30,219
269,382	5.00%, 09/01/2035	300,118
301,510	5.00%, 10/01/2035	335,678
136,123	6.00%, 10/01/2035	156,536
243,067	5.50%, 11/01/2035	276,036
45,883	6.00%, 11/01/2035	52,652
73,388	6.00%, 12/01/2035	84,957
94,123	5.50%, 04/01/2036	106,152
473,983	6.00%, 04/01/2036	541,542
895,303	6.00%, 06/01/2036	1,026,409
28,376	6.50%, 08/01/2036	32,655
223,512	5.50%, 10/01/2036	253,520
174,992	5.50%, 11/01/2036	196,944
1,777,666	6.00%, 12/01/2036	2,045,815
128,164	5.00%, 07/01/2037	143,075
721,716	5.50%, 08/01/2037	819,381
1,137,575	5.50%, 01/01/2038	1,282,686
548,274	6.00%, 03/01/2038	628,514
279,740	5.50%, 07/01/2038	318,040
155,642	6.00%, 05/01/2039	179,535
1,248,366	4.50%, 08/01/2039	1,380,925
1,375,160	5.00%, 08/01/2039	1,545,352
1,005,868	5.00%, 12/01/2039	1,138,425
808,055	4.50%, 03/01/2040	891,452
835,489	5.00%, 06/01/2040	937,408
5,622,876	4.50%, 08/01/2040	6,166,183
1,317,260	4.50%, 09/01/2040	1,445,659
379,121	4.50%, 11/01/2040	415,526
597,428	5.00%, 11/01/2040	671,122
439,883	5.00%, 01/01/2041	496,367
3,487,484	4.00%, 02/01/2041	3,775,200
4,250,288	4.50%, 03/01/2041	4,662,041
1,098,148	4.00%, 09/01/2041	1,180,532
651,491	4.50%, 10/01/2041	718,242
2,465,495	3.50%, 12/01/2041	2,612,886
2,539,793	4.00%, 01/01/2042	2,728,717
1,546,974	3.50%, 02/01/2042	1,637,906
656,914	3.50%, 08/01/2042	695,018
7,353,141	3.00%, 09/01/2042	7,647,460
1,431,070	3.50%, 09/01/2042	1,488,116
2,136,476	3.50%, 11/01/2042	2,270,811
4,672,149	3.00%, 12/01/2042	4,859,261
2,458,341	3.00%, 02/01/2043	2,562,567
4,877,171	3.00%, 03/01/2043	5,071,272
1,278,132	3.00%, 04/01/2043	1,329,272
4,918,008	3.50%, 05/01/2043	5,252,030
198,928	4.00%, 06/01/2043	215,218
639,770	4.00%, 07/01/2043	696,584
3,986,603	3.00%, 08/01/2043	4,145,723
1,467,947	3.50%, 08/01/2043	1,560,612
787,431	3.00%, 09/01/2043	818,997
624,037	3.50%, 09/01/2043	648,662
678,218	4.00%, 09/01/2043	738,449
2,740,338	4.00%, 10/01/2043	2,990,360
2,389,287	4.00%, 12/01/2043	2,593,496
2,148,612	5.00%, 01/01/2044	2,385,556
2,712,491	3.00%, 02/01/2044	2,819,767
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,165,580	3.50%, 06/01/2044	$ 2,316,198
1,715,411	3.50%, 08/01/2044	1,834,014
2,558,133	4.00%, 08/01/2044	2,791,674
3,468,412	3.50%, 10/01/2044	3,708,711
2,527,549	4.00%, 11/01/2044	2,739,429
865,335	4.00%, 12/01/2044	929,181
1,384,671	3.50%, 02/01/2045	1,480,772
1,776,230	3.50%, 04/01/2045	1,875,105
1,395,619	3.50%, 05/01/2045	1,492,479
424,387	4.00%, 05/01/2045	455,239
2,236,629	4.00%, 06/01/2045	2,403,065
962,265	3.50%, 11/01/2045	1,016,157
1,474,962	4.00%, 11/01/2045	1,582,454
13,731,581	3.50%, 12/01/2045	14,501,346
1,885,985	4.00%, 12/01/2045	2,023,620
1,491,166	3.50%, 01/01/2046	1,574,788
1,177,626	4.00%, 01/01/2046	1,263,570
7,332,970	3.50%, 02/01/2046	7,743,616
1,463,959	4.00%, 03/01/2046	1,570,985
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2015-M15 Class AB1
1,951,241	2.38%, 10/25/2025	2,028,090
	Series 2015-M17 Class A1
2,945,695	2.52%, 11/25/2025	3,081,618
	Government National Mortgage Association
1,061	9.00%, 01/15/2017	1,068
34,655	5.00%, 09/15/2018	35,866
3,089	9.00%, 04/15/2021	3,250
16,580	7.00%, 07/15/2025	18,977
13,540	7.50%, 12/15/2025	15,131
274,368	3.50%, 02/15/2026	291,512
222,098	4.00%, 04/20/2026	235,366
2,549,668	2.50%, 04/15/2027	2,651,810
1,559,998	3.00%, 06/20/2027	1,653,339
399,700	5.00%, 11/15/2033	451,331
74,850	5.50%, 12/15/2035	85,243
102,337	5.00%, 12/20/2035	113,849
187,355	6.00%, 01/20/2036	219,133
234,837	5.50%, 02/20/2036	262,664
96,216	5.50%, 04/15/2037	109,321
1,382,140	5.00%, 06/15/2039	1,564,760
932,612	4.50%, 01/20/2040	1,018,149
1,339,085	4.00%, 05/20/2040	1,437,408
489,184	4.50%, 07/20/2040	534,073
250,234	5.50%, 07/20/2040	278,653
443,302	4.50%, 09/20/2040	483,981
1,475,482	4.00%, 10/15/2040	1,604,546
774,747	4.00%, 09/15/2041	841,023
147,864	4.50%, 12/20/2041	161,434
743,519	3.50%, 06/15/2042	792,497
2,377,620	3.50%, 06/20/2042	2,534,171
2,699,256	3.50%, 08/15/2042	2,866,053
1,300,077	3.00%, 10/15/2042	1,359,299
1,663,474	3.00%, 02/15/2043	1,740,149
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$2,061,911	3.00%, 01/20/2046	$ 2,158,657
2,355,550	3.50%, 03/20/2046	2,504,571
5,467,617	3.00%, 04/20/2046	5,724,159
2,481,919	3.50%, 04/20/2046	2,637,717
		322,246,824
TOTAL MORTGAGE-BACKED SECURITIES — 28.20% (Cost $327,670,606)		$ 335,078,842
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,309,840
2,000,000	Energy Northwest 2.81%, 07/01/2024	2,124,800
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,369,500
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,140,610
1,000,000	State of Texas 5.52%, 04/01/2039	1,417,250
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,289,640
TOTAL MUNICIPAL BONDS AND NOTES — 1.06% (Cost$11,429,287)		$ 12,651,640
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	543,351
3,500,000	2.63%, 12/10/2021	3,756,854
2,600,000	5.75%, 06/12/2026	3,497,169
500,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	529,577
	Federal National Mortgage Association
3,500,000	0.88%, 12/20/2017	3,512,366
1,854,496	3.00%, 02/01/2033	1,954,891
500,000	Resolution Funding Corp 9.38%, 10/15/2020	669,062
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,793,015
1,260,000	7.13%, 05/01/2030	1,929,444
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.53% (Cost $17,321,336)		$ 18,185,729
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,300,000	2.38%, 07/31/2017	4,384,994
4,200,000	4.75%, 08/15/2017	4,396,056
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 6,750,000	1.88%, 08/31/2017	$ 6,853,889
5,000,000	0.63%, 09/30/2017	5,004,690
5,000,000	1.88%, 09/30/2017	5,081,835
5,000,000	0.75%, 10/31/2017	5,012,110
3,500,000	1.88%, 10/31/2017	3,560,018
5,000,000	0.63%, 11/30/2017	5,004,100
5,000,000	0.88%, 11/30/2017	5,020,705
3,000,000	1.00%, 12/15/2017	3,018,516
4,000,000	0.75%, 12/31/2017	4,010,468
3,000,000	0.88%, 01/15/2018	3,013,476
5,000,000	0.75%, 02/28/2018	5,013,670
5,750,000	0.75%, 03/31/2018	5,765,721
3,600,000	0.75%, 04/15/2018	3,609,702
10,500,000	0.63%, 04/30/2018	10,506,972
4,100,000	2.63%, 04/30/2018	4,251,507
3,550,000	2.38%, 06/30/2018	3,674,665
5,000,000	1.38%, 07/31/2018	5,078,515
8,500,000	1.50%, 08/31/2018	8,660,369
3,000,000	1.00%, 09/15/2018	3,024,375
1,000,000	0.88%, 10/15/2018	1,005,352
3,000,000	1.25%, 10/31/2018	3,041,601
6,300,000	1.25%, 11/30/2018	6,389,825
5,400,000	1.38%, 12/31/2018	5,495,553
5,500,000	1.25%, 01/31/2019	5,581,213
5,000,000	1.38%, 02/28/2019	5,090,820
5,000,000	1.50%, 02/28/2019	5,107,030
5,000,000	1.63%, 03/31/2019	5,125,390
5,500,000	1.25%, 04/30/2019	5,586,581
3,500,000	3.13%, 05/15/2019	3,740,898
3,500,000	1.13%, 05/31/2019	3,542,931
5,500,000	1.00%, 06/30/2019	5,546,624
3,550,000	1.00%, 08/31/2019	3,577,317
2,000,000	1.75%, 09/30/2019	2,062,578
5,000,000	1.25%, 10/31/2019	5,078,710
5,000,000	1.00%, 11/30/2019	5,032,615
2,000,000	1.50%, 11/30/2019	2,046,562
3,000,000	1.13%, 12/31/2019	3,032,226
7,000,000	1.25%, 01/31/2020	7,102,263
3,870,000	3.63%, 02/15/2020	4,258,513
3,000,000	1.38%, 02/29/2020	3,056,601
4,000,000	1.38%, 03/31/2020	4,075,624
3,800,000	1.13%, 04/30/2020	3,837,259
4,175,000	3.50%, 05/15/2020	4,588,914
4,000,000	1.38%, 05/31/2020	4,073,436
4,000,000	1.63%, 06/30/2020	4,113,436
5,000,000	1.63%, 07/31/2020	5,141,600
3,900,000	2.63%, 08/15/2020	4,169,342
5,000,000	1.75%, 10/31/2020	5,168,165
5,300,000	2.63%, 11/15/2020	5,678,452
4,000,000	2.38%, 12/31/2020	4,246,248
4,800,000	2.13%, 01/31/2021	5,047,123
5,000,000	2.00%, 02/28/2021	5,230,470
5,000,000	2.25%, 03/31/2021	5,290,820
5,000,000	1.38%, 04/30/2021	5,086,330
5,000,000	3.13%, 05/15/2021	5,500,975
5,000,000	2.00%, 05/31/2021	5,235,940
2,000,000	2.13%, 06/30/2021	2,106,640
5,000,000	2.13%, 08/15/2021	5,269,140
2,000,000	2.13%, 09/30/2021	2,107,656
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$5,500,000	2.00%, 11/15/2021	$ 5,765,331
2,650,000	8.00%, 11/15/2021	3,607,829
2,000,000	1.50%, 01/31/2022	2,040,468
5,000,000	1.75%, 03/31/2022	5,166,210
2,000,000	1.75%, 04/30/2022	2,066,406
5,000,000	1.88%, 05/31/2022	5,200,390
5,000,000	2.13%, 06/30/2022	5,271,875
5,700,000	1.63%, 08/15/2022	5,845,173
3,650,000	7.25%, 08/15/2022	4,969,990
5,000,000	1.63%, 11/15/2022(f)	5,117,970
5,000,000	1.50%, 02/28/2023	5,072,655
5,000,000	1.75%, 05/15/2023	5,158,010
5,000,000	2.50%, 08/15/2023	5,416,600
2,000,000	6.25%, 08/15/2023	2,680,704
3,000,000	2.75%, 11/15/2023	3,307,032
4,500,000	2.38%, 08/15/2024	4,843,827
3,750,000	2.25%, 11/15/2024	4,000,196
3,500,000	2.00%, 02/15/2025	3,661,875
5,000,000	2.13%, 05/15/2025	5,281,445
4,800,000	6.88%, 08/15/2025(f)	7,042,310
5,000,000	2.25%, 11/15/2025	5,334,375
5,000,000	1.63%, 02/15/2026	5,056,250
1,000,000	4.50%, 02/15/2036	1,440,391
3,200,000	4.75%, 02/15/2037	4,760,250
2,000,000	3.50%, 02/15/2039	2,524,062
3,775,000	4.38%, 05/15/2040	5,370,821
6,000,000	3.13%, 11/15/2041	7,085,388
5,000,000	2.75%, 08/15/2042	5,508,985
3,000,000	3.13%, 02/15/2043	3,536,367
3,000,000	2.88%, 05/15/2043	3,373,476
3,000,000	3.75%, 11/15/2043	3,958,125
3,000,000	3.63%, 02/15/2044	3,868,125
3,500,000	3.38%, 05/15/2044	4,313,614
3,800,000	3.13%, 08/15/2044	4,473,014
5,000,000	3.00%, 11/15/2044	5,748,830
3,000,000	2.50%, 02/15/2045	3,123,399
2,000,000	2.50%, 02/15/2046(b)	2,082,578
TOTAL U.S. TREASURY BONDS AND NOTES — 37.32% (Cost $426,298,572)		$ 443,489,472
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.61%
$ 7,250,000	Federal Home Loan Bank 0.24%, 07/14/2016	$ 7,249,372
Repurchase Agreements — 2.12%
11,491,000	Repurchase agreement (principal amount/value $11,491,000 with a maturity value of $11,491,160) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $11,491,160 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.75%, 3/15/17 - 8/15/42, with a value of $11,720,838.	11,491,000
3,263,525	Undivided interest of 2.97% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $3,263,525 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(g)	3,263,525
3,263,525	Undivided interest of 3.01% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $3,263,525 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(g)	3,263,525
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 685,569	Undivided interest of 3.24% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $685,569 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(g)
		$ 685,569
3,263,526	Undivided interest of 6.83% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $3,263,526 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(g)	3,263,526
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$3,263,526	Undivided interest of 7.20% in a repurchase agreement (principal amount/value $45,326,673 with a maturity value of $45,327,177) with HSBC Securities (USA) Inc, 0.40%, dated 6/30/16 to be repurchased at $3,263,526 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 8.00%, 8/1/22 - 6/1/46, with a value of $46,233,342.(g)
$ 3,263,526
25,230,671
SHORT TERM INVESTMENTS — 2.73% (Cost $32,480,043)	$ 32,480,043
TOTAL INVESTMENTS — 101.51% (Cost $1,164,739,827)	$ 1,206,365,186
OTHER ASSETS & LIABILITIES, NET — (1.51)%	$ (17,959,274)
TOTAL NET ASSETS — 100.00%	$ 1,188,405,912
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2016, the aggregate cost and fair value of 144A securities was $57,816,816 and $59,920,822, respectively, representing 5.04% of net assets.
(b)	All or a portion of the security is on loan at June 30, 2016.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2016. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security has been segregated to cover TBA commitments.
(g)	Collateral received for securities on loan.
LP	Limited Partnership
TBA	To Be Announced
At June 30, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009-12/09/2013	$2,434,096	$2,900,660	0.24%

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $13,436,379 of securities on loan)(a)	$1,181,134,515
Repurchase agreements, fair value(b)	25,230,671
Cash	377,240
Subscriptions receivable	2,696,742
Receivable for investments sold	9,323,405
Interest receivable	6,382,710
Total Assets	1,225,145,283
LIABILITIES:
Payable to investment adviser	144,310
Payable for administrative services fees	124,196
Due to brokers (TBAs)	11,539,576
Payable upon return of securities loaned	13,739,671
Redemptions payable	1,811,091
Payable for investments purchased	9,366,100
Payable for distribution fees	14,427
Total Liabilities	36,739,371
NET ASSETS	$1,188,405,912
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,837,928
Paid-in capital in excess of par	1,132,109,624
Net unrealized appreciation	41,625,359
Undistributed net investment income	612,037
Accumulated net realized gain	3,220,964
NET ASSETS	$1,188,405,912
NET ASSETS BY CLASS
Initial Class	$362,856,606
Class L	$83,285,581
Institutional Class	$742,263,725
CAPITAL STOCK:
Authorized
Initial Class	85,000,000
Class L	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	25,872,680
Class L	9,029,072
Institutional Class	73,477,530
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$14.02
Class L	$9.22
Institutional Class	$10.10
(a) Cost of investments	$1,139,509,156
(b) Cost of repurchase agreements	$25,230,671
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$13,774,272
Income from securities lending	15,990
Total Income	13,790,262
EXPENSES:
Management fees	846,586
Administrative services fees – Initial Class	604,624
Administrative services fees – Class L	79,552
Distribution fees – Class L	57,095
Total Expenses	1,587,857
Less amount waived by distributor - Class L	16
Net Expenses	1,587,841
NET INVESTMENT INCOME	12,202,421
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	2,566,917
Net change in unrealized appreciation on investments	42,628,580
Net Realized and Unrealized Gain	45,195,497
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,397,918
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Bond Index Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$12,202,421	$22,903,285
Net realized gain	2,566,917	3,766,248
Net change in unrealized appreciation (depreciation)	42,628,580	(23,448,590)
Net Increase in Net Assets Resulting from Operations	57,397,918	3,220,943
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,348,270)	(8,038,816)
Class L	(815,802)	(640,029)
Institutional Class	(8,426,312)	(14,851,431)
From net investment income	(11,590,384)	(23,530,276)
From net realized gains
Initial Class	-	(925,467)
Class L	-	(160,191)
Institutional Class	-	(2,888,336)
From net realized gains	0	(3,973,994)
Total Distributions	(11,590,384)	(27,504,270)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	116,797,950	284,531,748
Class L	54,774,733	40,375,045
Institutional Class	113,271,576	943,247,954
Shares issued in reinvestment of distributions
Initial Class	2,348,270	8,964,283
Class L	815,802	800,220
Institutional Class	8,426,312	17,739,767
Shares redeemed
Initial Class	(81,891,461)	(984,214,061)
Class L	(15,398,385)	(13,694,835)
Institutional Class	(161,359,414)	(186,256,923)
Net Increase in Net Assets Resulting from Capital Share Transactions	37,785,383	111,493,198
Total Increase in Net Assets	83,592,917	87,209,871
NET ASSETS:
Beginning of Period	1,104,812,995	1,017,603,124
End of Period(a)	$1,188,405,912	$1,104,812,995
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Bond Index Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	8,517,701	20,735,970
Class L	5,977,419	4,435,731
Institutional Class	11,429,432	94,552,701
Shares issued in reinvestment of distributions
Initial Class	169,899	657,126
Class L	89,191	88,940
Institutional Class	845,662	1,815,297
Shares redeemed
Initial Class	(5,952,982)	(71,591,686)
Class L	(1,699,055)	(1,500,415)
Institutional Class	(16,281,068)	(18,884,494)
Net Increase	3,096,199	30,309,170
(a) Including undistributed net investment income:	$612,037	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$13.44	0.13 (c)	0.54	0.67	(0.09)	-	(0.09)	$14.02	5.01% (d)
12/31/2015	$13.67	0.27 (c)	(0.24)	0.03	(0.22)	(0.04)	(0.26)	$13.44	0.23%
12/31/2014	$13.25	0.27 (c)	0.49	0.76	(0.29)	(0.05)	(0.34)	$13.67	5.76%
12/31/2013	$13.91	0.26 (c)	(0.61)	(0.35)	(0.25)	(0.06)	(0.31)	$13.25	(2.51%)
12/31/2012	$13.83	0.31 (c)	0.23	0.54	(0.35)	(0.11)	(0.46)	$13.91	3.90%
12/31/2011	$13.29	0.37	0.58	0.95	(0.37)	(0.04)	(0.41)	$13.83	7.21%
Class L
06/30/2016	$ 8.91	0.08 (c)	0.36	0.44	(0.13)	-	(0.13)	$ 9.22	4.90% (d)
12/31/2015	$ 9.17	0.15 (c)	(0.15)	0.00	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
12/31/2014	$ 9.00	0.16 (c)	0.33	0.49	(0.27)	(0.05)	(0.32)	$ 9.17	5.51%
12/31/2013	$ 9.61	0.16 (c)	(0.43)	(0.27)	(0.28)	(0.06)	(0.34)	$ 9.00	(2.79%)
12/31/2012	$ 9.79	0.19 (c)	0.16	0.35	(0.42)	(0.11)	(0.53)	$ 9.61	3.65%
12/31/2011 (e)	$10.00	0.48	(0.17)	0.31	(0.48)	(0.04)	(0.52)	$ 9.79	3.15% (d)
Institutional Class
06/30/2016	$ 9.71	0.11 (c)	0.39	0.50	(0.11)	-	(0.11)	$10.10	5.21% (d)
12/31/2015 (f)	$10.00	0.15 (c)	(0.21)	(0.06)	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
06/30/2016	$ 362,857	0.50% (h)	0.50% (h)	N/A	1.94% (h)	21% (d)(i)
12/31/2015	$ 310,939	0.50%	0.50%	N/A	1.93%	40%
12/31/2014	$1,002,592	0.50%	0.50%	N/A	2.00%	57%
12/31/2013	$1,019,620	0.50%	0.50%	1.91%	1.91%	35%
12/31/2012	$ 846,480	0.50%	0.50%	2.24%	2.24%	44%
12/31/2011	$ 646,842	0.50%	0.50%	2.87%	2.87%	29%
Class L
06/30/2016	$ 83,286	0.75% (h)	0.75% (h)	N/A	1.68% (h)	21% (d)(i)
12/31/2015	$ 41,548	0.75%	0.75%	N/A	1.69%	40%
12/31/2014	$ 15,011	0.75%	0.75%	N/A	1.74%	57%
12/31/2013	$ 4,451	0.75%	0.75%	1.67%	1.67%	35%
12/31/2012	$ 1,504	0.75%	0.75%	1.96%	1.96%	44%
12/31/2011 (e)	$ 470	0.75% (h)	0.73% (h)	2.41% (h)	2.43% (h)	29%
Institutional Class
06/30/2016	$ 742,264	0.15% (h)	0.15% (h)	N/A	2.29% (h)	21% (d)(i)
12/31/2015 (f)	$ 752,326	0.15% (h)	0.15% (h)	N/A	2.28% (h)	40%
(a)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was July 29, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 21%.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair

Semi-Annual Report - June 30, 2016

value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Semi-Annual Report - June 30, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - June 30, 2016

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$1,164,862,257
Gross unrealized appreciation on investments	43,144,575
Gross unrealized depreciation on investments	(1,641,646)
Net unrealized appreciation on investments	$41,502,929
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2016.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received/ (Pledged)(b)	Net Amount
Repurchase agreements	$11,491,000	$—	$(11,491,000)	$—	$—
(a) Repurchase agreements are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.15% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.

Semi-Annual Report - June 30, 2016

4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $86,385,659 and $61,957,508, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $188,592,768 and $173,888,632, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $13,436,379 and received collateral as reported on the Statement of Assets and Liabilities of $13,739,671 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of June 30, 2016. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$5,623,405
Foreign Government Bonds and Notes	4,793,847
U.S. Government Agency Bonds and Notes	1,547,282
U.S. Treasury Bonds and Notes	1,471,845
Total secured borrowings	$13,436,379
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Bond Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed its index for the one-, three-, five- and ten-year periods ended December 31, 2015, such underperformance was primarily due to the Fund’s expenses. The Board further noted that the Fund was in the first, second, third and second quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2015, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and median contractual management fees of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and the median expense ratio of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while

GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016